CASH FLOW – OTHER ITEMS	6 Months Ended
Jun. 30, 2018
Cash Flow Statement [Abstract]
CASH FLOW – OTHER ITEMS
CASH FLOW – OTHER ITEMS

Operating Cash Flows – Other Items	For the three months ended June 30		For the six months ended June 30
	2018	2017	2018	2017
Adjustments for non-cash income statement items:
(Gain) loss on non-hedge derivatives	($1)	$2	($3)	($2)
Stock-based compensation expense	8	6	10	31
Income from investment in equity investees	(10)	(14)	(26)	(25)
Change in estimate of rehabilitation costs at closed mines	9	(3)	—	5
Net inventory impairment charges	2	3	5	6
Change in other assets and liabilities	65	(1)	39	(97)
Settlement of rehabilitation obligations	(16)	(14)	(32)	(23)
Other operating activities	$57	($21)	($7)	($105)
Cash flow arising from changes in:
Accounts receivable	($21)	$42	$45	$58
Inventory	(72)	(154)	(148)	(231)
Other current assets	(15)	(50)	(77)	(94)
Accounts payable	(98)	(3)	(204)	(54)
Other current liabilities	12	(17)	14	(57)
Change in working capital	($194)	($182)	($370)	($378)